Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 3,393	$ 27,091
Cash and cash equivalents	248,226	241,148	$ 260,711	$ 340,522
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	3,393	27,091
Cash and cash equivalents	248,226	241,148
Current financial assets and cash and cash equivalents	251,619	268,239
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	3,393	27,091
Cash and cash equivalents	248,226	241,148
Current financial assets and cash and cash equivalents	$ 251,619	$ 268,239